Lease Accounting - Schedule of maturity of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
Remaining of 2020	$ 1,200
2021	736
Total operating lease payments (undiscounted)	1,936
Less: Imputed interest	(116)
Lease liability	$ 1,820